Employee Benefits	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Employee Benefits
(18) Employee Benefits
(a) Post-employment Benefits
Honda has various pension plans covering substantially all of its employees in Japan and certain employees in foreign countries. The Company and its Japanese subsidiaries provide plans similar to a cash balance pension plan or other defined benefit pension plans in accordance with the Defined-Benefit Corporate Pension Act of Japan. The Company and some of its subsidiaries have retirement pension benefit plans as well as lump-sum
retirement benefit plans, in which the amount of benefits is basically determined based on the level of salary, service years, and other factors. In addition, certain consolidated subsidiaries in North America provide mainly health care and life insurance benefits to retired employees.
The Company’s pension plans are administered by the Honda Pension Fund (the Fund) which is legally independent of the Company. The Director of the Fund has the fiduciary duty to comply with laws, the directives by the Minister of Health, Labour and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws, and the by-laws
of the Fund and the decisions made by the Board of Representatives of the Fund. The Company is required to make contributions to the Fund and obligated to make contributions in the amount stipulated by the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Certain consolidated subsidiaries in North America amended their health care benefits which are provided to retired employees to eliminate certain plans and reduce the scope of the persons eligible for the benefits, and implemented a voluntary retirement opportunity program to streamline the workforce with the future of Honda’s business for the year ended March 31, 2021. The plan amendment and the implementation of the voluntary retirement opportunity program resulted in recognition of the past service cost to profit or loss for the year ended March 31, 2021.

1) Defined benefit obligations and plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2022 and 2023 are as follows:

	Yen (millions)
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,305,054	¥1,104,894	¥1,262,245	¥1,087,526

Current service cost	35,045	22,351	30,632	22,555
Past service cost	—	—	—	—
Interest cost	8,360	29,822	9,732	40,151
Plan participants’ contributions	—	3,657	—	4,165
Remeasurements:
Changes in demographic assumptions	6,346	(777)	(3,387)	(317)
Changes in financial assumptions	(25,500)	(85,754)	(71,936)	(220,863)
Other	5,502	(3,603)	12,291	38,427
Benefits paid	(72,562)	(82,561)	(63,085)	(116,150)
Deconsolidation	—	—	(15,765)	—
Exchange differences on translating foreign operations	—	99,497	—	70,467

Balance at end of year	¥1,262,245	¥1,087,526	¥1,160,727	¥925,961

Fair value of plan assets:
Balance at beginning of year	¥1,365,509	¥910,436	¥1,355,276	¥1,013,050

Interest income	8,865	24,981	10,589	37,211
Actual return on plan assets, excluding interest income	21,172	50,833	(76,690)	(137,659)
Employer contributions	20,484	17,404	20,409	21,178
Plan participants’ contributions	—	3,657	—	4,165
Benefits paid	(60,754)	(82,561)	(58,544)	(116,150)
Deconsolidation	—	—	(14,285)	—
Exchange differences on translating foreign operations	—	88,300	—	58,180

Balance at end of year	¥1,355,276	¥1,013,050	¥1,236,755	¥879,975

Effects of asset ceiling	—	35,321	—	62,516

Net defined benefit liabilities (assets)	¥(93,031)	¥109,797	¥(76,028)	¥108,502

Retirement benefit assets included in net defined benefit liabilities (assets) as of March 31, 2022 and 2023 are ¥216,604 million and ¥180,700 million, respectively, which are presented in other non-current
assets in the consolidated statements of financial position.

2) Fair value of plan assets
Honda’s investment policies for the Japanese and foreign pension plan assets are designed to maximize total medium-to-long
term returns that are available to provide future payments of pension benefits to eligible participants under accepted risks. Plan assets are invested in well-diversified Japanese and foreign individual equity and debt securities using target asset allocations, consistent with accepted tolerance for risks. Honda sets target asset allocations for each asset category with future anticipated performance over medium-to-long
term periods based on the expected returns, long-term risks and historical returns. Target asset allocations are adjusted as necessary when there are significant changes in the investment environment of plan assets.
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2022 and 2023 is as follows:
As of March 31, 2022

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥56,192	¥—	¥56,192	¥15,147	¥—	¥15,147
Equity securities:
Japan	32,349	—	32,349	9,483	—	9,483
United States	260,424	58	260,482	72,349	—	72,349
Other	248,143	276	248,419	51,606	—	51,606
Debt securities:
Japan	65,388	—	65,388	—	575	575
United States	2,795	150,494	153,289	—	81,155	81,155
Other	173,477	71,516	244,993	—	7,100	7,100
Group annuity insurance:
General accounts	—	40,008	40,008	—	—	—
Separate accounts	—	22,317	22,317	—	—	—
Pooled funds:
Real estate funds	—	402	402	—	87,540	87,540
Private equity funds	—	—	—	—	191,196	191,196
Hedge funds	—	145,474	145,474	—	34,341	34,341
Commingled and other mutual funds	1,798	129,080	130,878	4,732	425,668	430,400
Other	67	(44,982)	(44,915)	61	32,097	32,158

Total	¥840,633	¥514,643	¥1,355,276	¥153,378	¥859,672	¥1,013,050

As of March 31, 2023

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥20,230	¥—	¥20,230	¥6,929	¥—	¥6,929
Equity securities:
Japan	22,388	—	22,388	398	—	398
United States	195,611	—	195,611	13,794	—	13,794
Other	171,921	153	172,074	7,413	—	7,413
Debt securities:
Japan	66,416	862	67,278	—	768	768
United States	35,338	136,352	171,690	—	114,757	114,757
Other	152,213	89,536	241,749	—	10,656	10,656
Group annuity insurance:
General accounts	—	40,942	40,942	—	—	—
Separate accounts	—	23,130	23,130	—	—	—
Pooled funds:
Real estate funds	—	398	398	—	73,017	73,017
Private equity funds	—	—	—	—	162,414	162,414
Hedge funds	—	117,422	117,422	—	26,061	26,061
Commingled and other mutual funds	1,419	151,752	153,171	—	454,352	454,352
Other	54	10,618	10,672	263	9,153	9,416

Total	¥665,590	¥571,165	¥1,236,755	¥28,797	¥851,178	¥879,975

3) Actuarial assumptions
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.8%	2.8 - 4.0%	1.2%	4.8 - 5.1%
Rate of salary increase	1.5%	2.0 - 3.6%	1.6%	2.0 - 4.4%
4) Sensitivity analysis
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2022 and 2023 are as follows:

Yen (millions)
	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥93,079 increase	¥86,569 increase	¥80,821 increase	¥57,236 increase
0.5% increase	¥83,077 decrease	¥78,153 decrease	¥72,450 decrease	¥50,643 decrease

This sensitivity analysis shows changes in defined benefit obligations as of March 31, 2022 and 2023, as a result of changes in actuarial assumptions that the Company can reasonably assume. This analysis is based on provisional calculations, and thus actual results may differ from the analysis. In addition, changes in the rate of salary increase are not expected.
5) Cash flows
The amount of contributions to plan assets made by the Company and certain of its consolidated subsidiaries is determined based on various factors such as the level of salary and service years of employees, status of plan asset reserve, and actuarial calculations. In accordance with the provisions of the Defined Benefit Corporate Pension Act, the Honda Pension Fund also recalculates the amount of contributions every five years at the end of the reporting period as a base date, in an effort to ensure balanced finances in the future. The Company and certain of its consolidated subsidiaries may make contributions of a necessary amount if the amount of reserve falls below the minimum base amount.
The Company and certain of its consolidated subsidiaries expect to contribute ¥20,000 million to its Japanese pension plans and ¥24,301 million to its foreign pension plans in the year ending March 31, 2024.
The weighted average duration of defined benefit obligations as of March 31, 2022 and 2023 are as follows:

	2022		2023
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	14 years	14 years	13 years	11 years
(b) Personnel Expenses
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Yen (millions)
	2021	2022	2023
Personnel expenses	¥1,470,748	¥1,502,364	¥1,635,515
Personnel expenses include salaries, bonuses, social security expenses and expenses relating to post-employment benefits.